Stock-Based Compensation (Summary Of Darden Stock Unit Activity) (Details) (Darden Stock Units [Member], USD $) In Millions, except Per Share data	12 Months Ended
May 29, 2011
Darden Stock Units [Member]
Outstanding beginning of period	1.6
Units granted	0.6
Units vested	(0.2)
Units canceled	(0.1)
Outstanding end of period	1.9
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share	$ 42.90
Units granted, Weighted-Average Grant Date Fair Value Per Share	$ 41.53
Units vested, Weighted-Average Grant Date Fair Value Per Share	$ 34.49
Units canceled, Weighted-Average Grant Date Fair Value Per Share	$ 36.87
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share	$ 50.92